Business and Basis of Presentation Revised Condensed Consolidated Income Statement (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges	$ 385	$ 395
Finance receivables held for sale originated as held for investment	46	4
Interest income	431	399
Interest expense	156	158
Net interest income	275	241
Provision for finance receivable losses	91	79
Net interest income after provision for finance receivable losses	184	162
Insurance	39	36
Investment	6	17
Net gain on sale of SpringCastle interests	167	0
Other	44	1
Total other revenues	256	54
Salaries and benefits	97	80
Other operating expenses	77	73
Insurance policy benefits and claims	17	16
Total other expenses	191	169
Income before provision for income taxes	249	47
Provision for income taxes	85	9
Net income	164	38
Net income attributable to non-controlling interests	28	33
Net income attributable to Springleaf Finance Corporation	136	5
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges	384	398
Finance receivables held for sale originated as held for investment	47	4
Interest income	431	402
Interest expense	156	158
Net interest income	275	244
Provision for finance receivable losses	94	86
Net interest income after provision for finance receivable losses	181	158
Insurance	39	36
Investment	6	17
Net gain on sale of SpringCastle interests	229	0
Other	40	0
Total other revenues	314	53
Salaries and benefits	97	80
Other operating expenses	77	73
Insurance policy benefits and claims	17	16
Total other expenses	191	169
Income before provision for income taxes	304	42
Provision for income taxes	106	8
Net income	198	34
Net income attributable to non-controlling interests	26	31
Net income attributable to Springleaf Finance Corporation	$ 172	$ 3